Filed pursuant to Rule 497(e)

File Nos. 033-16439 and 811-05159

RS INVESTMENT TRUST

Amended and Restated Supplement to Prospectus (Class A, C, K shares) Dated May 1, 2012, and

Amended and Restated Supplement to Prospectus (Class Y shares) Dated May 1, 2012

International Funds

RS Investment Management Co. LLC (“RS Investments”), the adviser to RS Emerging Markets Fund and RS Greater China Fund (together, the “Funds”), expects to assume the day-to-day management of the Funds by March 1, 2013. The investment team at RS Investments responsible for the day-to-day management of the Funds will be led by Michael Reynal.

An internal team of investment professionals at RS Investments also expects to assume the day-to-day management of RS International Growth Fund and RS Global Growth Fund by July 1, 2013.

RS Strategic Income Fund

Effective July 1, 2012, the section of the Prospectuses for RS Strategic Income Fund entitled “Investment Team” was restated to read in its entirety as follows:

Leslie Barbi, Kevin Booth, CFA, Howard W. Chin, Robert J. Crimmins Jr., and Marc Gross have each been a member of the investment team of the Fund since its inception. David J. Marmon has been a member of the investment team of the Fund since July 1, 2012.

Effective July 1, 2012, the following information was added to the “Investment Team Biographical Information” section of the Prospectuses:

David J. Marmon

David has been a member of the investment team of RS Strategic Income Fund since 2012. David is a Managing Director for Guardian Life and Head of Global Fixed Income Portfolio Management. He has over 20 years experience in fixed income portfolio management with leadership positions in corporate credit, mortgage-backed securities as well as global developed and emerging markets. Prior to joining Guardian Life, David served as Head of Global Portfolios and US Core Portfolio Management at Fischer Francis Trees & Watts and held analyst and research positions at Chase, First Boston, and Yamaichi International in futures and options. David holds a B.A. in economics from Alma College, and an M.A. in economics from Duke University.

Effective July 1, 2012, Jonathan Jankus is no longer a portfolio manager of RS Strategic Income Fund and references to Mr. Jankus in the Prospectuses solely with respect to RS Strategic Income Fund are removed.

RS S&P 500 Index Fund

The Board of Trustees of RS Investment Trust has approved the liquidation of RS S&P 500 Index Fund (the “Fund”). Effective December 3, 2012, shares of the Fund will no longer be offered, except for sales to certain intermediaries.

It is expected that the Fund will cease operations on or around March 8, 2013, and that the Fund will make a liquidating distribution in cash on or shortly thereafter. A shareholder of record at the time of the liquidation will receive a liquidating distribution of cash equal to the shareholders’ pro rata portion of the Fund’s net assets.

Prior to the liquidation, shareholders may redeem shares of the Fund and may exchange shares of the Fund for shares of the same class in other RS Funds. Effective December 3, 2012, contingent deferred sales loads (“CDSL”) that would normally apply upon redemptions of the Fund’s shares will be waived. If a shareholder exchanges shares of the Fund on or after December 3, 2012 for shares of another RS Fund and then redeems the shares of the other RS Fund before the liquidation of the Fund, no CDSL will be incurred on that redemption.

November 30, 2012

Filed pursuant to Rule 497(e)

File Nos. 033-16439 and 811-05159

RS INVESTMENT TRUST

Supplement to Summary Prospectuses for RS Emerging Markets Fund

(A, C, K, and Y shares) Dated May 1, 2012

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund, including the Fund’s Statement of Additional Information (SAI) and most recent reports to shareholders, online at www.RSinvestments.com/prospectus. You can also get this information at no cost by calling 800-766-3863 or by sending an e-mail request to prospectus@rsinvestments.com. You can also get this information from your financial intermediary. The Summary Prospectus incorporates by reference the Fund’s Prospectus, dated May 1, 2012, as supplemented November 30, 2012, and SAI, dated May 1, 2012, as revised May 15, 2012 and supplemented June 19, 2012 and November 9, 2012, and the financial statements included in the Fund’s annual report to shareholders, dated December 31, 2011.

RS Investment Management Co. LLC (“RS Investments”), the adviser to RS Emerging Markets Fund (the “Fund”), expects to assume the day-to-day management of the Fund by March 1, 2013. The investment team at RS Investments responsible for the day-to-day management of the Fund will be led by Michael Reynal.

November 30, 2012

Filed pursuant to Rule 497(e)

File Nos. 033-16439 and 811-05159

RS INVESTMENT TRUST

Supplement to Summary Prospectuses for RS Greater China Fund

(A, C, K, and Y shares) Dated May 1, 2012

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund, including the Fund’s Statement of Additional Information (SAI) and most recent reports to shareholders, online at www.RSinvestments.com/prospectus. You can also get this information at no cost by calling 800-766-3863 or by sending an e-mail request to prospectus@rsinvestments.com. You can also get this information from your financial intermediary. The Summary Prospectus incorporates by reference the Fund’s Prospectus, dated May 1, 2012, as supplemented November 30, 2012, and SAI, dated May 1, 2012, as revised May 15, 2012 and supplemented June 19, 2012 and November 9, 2012, and the financial statements included in the Fund’s annual report to shareholders, dated December 31, 2011.

RS Investment Management Co. LLC (“RS Investments”), the adviser to RS Greater China Fund (the “Fund”), expects to assume the day-to-day management of the Fund by March 1, 2013. The investment team at RS Investments responsible for the day-to-day management of the Fund will be led by Michael Reynal.

November 30, 2012

Filed pursuant to Rule 497(e)

File Nos. 033-16439 and 811-05159

RS INVESTMENT TRUST

Supplement to Summary Prospectuses for RS International Growth Fund

(A, C, K, and Y shares) Dated May 1, 2012

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund, including the Fund’s Statement of Additional Information (SAI) and most recent reports to shareholders, online at www.RSinvestments.com/prospectus. You can also get this information at no cost by calling 800-766-3863 or by sending an e-mail request to prospectus@rsinvestments.com. You can also get this information from your financial intermediary. The Summary Prospectus incorporates by reference the Fund’s Prospectus, dated May 1, 2012, as supplemented November 30, 2012, and SAI, dated May 1, 2012, as revised May 15, 2012 and supplemented June 19, 2012 and November 9, 2012, and the financial statements included in the Fund’s annual report to shareholders, dated December 31, 2011.

An internal team of investment professionals at RS Investment Management Co. LLC, the adviser to RS International Growth Fund (the “Fund”), expects to assume the day-to-day management of the Fund by July 1, 2013.

November 30, 2012

Filed pursuant to Rule 497(e)

File Nos. 033-16439 and 811-05159

RS INVESTMENT TRUST

Supplement to Summary Prospectuses for RS Global Growth Fund

(A, C, K, and Y shares) Dated May 1, 2012

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund, including the Fund’s Statement of Additional Information (SAI) and most recent reports to shareholders, online at www.RSinvestments.com/prospectus. You can also get this information at no cost by calling 800-766-3863 or by sending an e-mail request to prospectus@rsinvestments.com. You can also get this information from your financial intermediary. The Summary Prospectus incorporates by reference the Fund’s Prospectus, dated May 1, 2012, as supplemented November 30, 2012, and SAI, dated May 1, 2012, as revised May 15, 2012 and supplemented June 19, 2012 and November 9, 2012, and the financial statements included in the Fund’s annual report to shareholders, dated December 31, 2011.

An internal team of investment professionals at RS Investment Management Co. LLC, the adviser to RS Global Growth Fund (the “Fund”), expects to assume the day-to-day management of the Fund by July 1, 2013.

November 30, 2012

Filed pursuant to Rule 497(e)

File Nos. 033-16439 and 811-05159

RS INVESTMENT TRUST

Supplement to Summary Prospectus for RS S&P 500 Index Fund

(A, C, K shares) Dated May 1, 2012

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund, including the Fund’s Statement of Additional Information (SAI) and most recent reports to shareholders, online at www.RSinvestments.com/prospectus. You can also get this information at no cost by calling 800-766-3863 or by sending an e-mail request to prospectus@rsinvestments.com. You can also get this information from your financial intermediary. The Summary Prospectus incorporates by reference the Fund’s Prospectus, dated May 1, 2012, as supplemented November 30, 2012, and SAI, dated May 1, 2012, as revised May 15, 2012 and supplemented June 19, 2012 and November 9, 2012, and the financial statements included in the Fund’s annual report to shareholders, dated December 31, 2011.

The Board of Trustees of RS Investment Trust has approved the liquidation of RS S&P 500 Index Fund (the “Fund”). Effective December 3, 2012, shares of the Fund will no longer be offered, except for sales to certain intermediaries.

It is expected that the Fund will cease operations on or around March 8, 2013, and that the Fund will make a liquidating distribution in cash on or shortly thereafter. A shareholder of record at the time of the liquidation will receive a liquidating distribution of cash equal to the shareholders’ pro rata portion of the Fund’s net assets.

Prior to the liquidation, shareholders may redeem shares of the Fund and may exchange shares of the Fund for shares of the same class in other RS Funds. Effective December 3, 2012, contingent deferred sales loads (“CDSL”) that would normally apply upon redemptions of the Fund’s shares will be waived. If a shareholder exchanges shares of the Fund on or after December 3, 2012 for shares of another RS Fund and then redeems the shares of the other RS Fund before the liquidation of the Fund, no CDSL will be incurred on that redemption.

November 30, 2012